SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
Schedule of Operating Facility
Address	Description	Use	Yearly Rent	Expiration Date
11961 Hilltop Road Building 7 – Suite 22 Argyle, Texas 76226	Office/Warehouse (1,500 sq. ft.)	Administrative/ Warehousing	$8,700 *	January 31, 2025

Schedule of Common Stock Issued for Debt Conversions
Amount Converted		Conversion Price Per Share	Number Shares
	$106,500	$0.001		106,500,000
Total Converted:	$106,500		Total Shares:	106,500,000
Amount Converted		Conversion Price Per Share	Number Shares
	$41,900	$0.001		41,900,000
Total Converted:	$41,900		Total Shares:	41,900,000
Amount Converted		Conversion Price Per Share	Number Shares
	$6,250	$0.0003		20,833,333
Total Converted:	$6,250		Total Shares:	20,8333,333